Mining Interests - Owned By Subsidiaries	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Mining Interests - Owned By Subsidiaries
19.	MINING INTERESTS – OWNED BY SUBSIDIARIES AND JOINT OPERATION

	Mining properties
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	Total
Cost
At January 1, 2017	$12,668	$4,670	$7,225	$6,757	$31,320
Acquisition of mining interest (note 7(a))	—	529	—	2	531
Expenditures on mining interests (a)(b)(c)	427	170	—	500	1,097
Removal of fully depreciated/depleted assets and disposals (e)	(1,469)	(1)	(2)	(295)	(1,767)
Transfers and other movements (f)	1,432	464	(1,965)	12	(57)

At December 31, 2017	13,058	5,832	5,258	6,976	31,124

Accumulated depreciation and depletion and impairment
At January 1, 2017	(5,780)	(2,510)	(2,263)	(3,202)	(13,755)
Depreciation and depletion (d)	(615)	—	—	(393)	(1,008)
Impairment expense, net (note 8(b), 21)	(294)	(259)	(80)	(136)	(769)
Removal of fully depreciated/depleted assets and disposals	1,463	—	—	275	1,738
Transfers and other movements (f)	(17)	—	—	(2)	(19)

At December 31, 2017	(5,243)	(2,769)	(2,343)	(3,458)	(13,813)

Carrying amount – At December 31, 2017	$7,815	$3,063	$2,915	$3,518	$17,311

	Mining properties
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	Total
Cost
At January 1, 2016	$11,964	$4,346	$7,991	$6,733	$31,034
Acquisition of mining interest (note 7(b))	—	386	—	—	386
Expenditures on mining interests (a)(b)(c)	335	96	—	243	674
Reclassifications to asset held for sale (note 8(a))	(509)	—	(13)	(191)	(713)
Transfers and other movements (f)	878	(158)	(753)	(28)	(61)

At December 31, 2016	12,668	4,670	7,225	6,757	31,320

Accumulated depreciation and depletion and impairment
At January 1, 2016	(5,608)	(2,510)	(2,263)	(3,023)	(13,404)
Depreciation and depletion (d)	(599)	—	—	(397)	(996)
Reclassifications to asset held for sale (note 8(a))	368	—	—	178	546
Impairment reversal, net (notes 8(a), 21)	58	—	—	(6)	52
Transfers and other movements (f)	1	—	—	46	47

At December 31, 2016	(5,780)	(2,510)	(2,263)	(3,202)	(13,755)

Carrying amount – At December 31, 2016	$6,888	$2,160	$4,962	$3,555	$17,565

A summary by property of the carrying amount of mining interests owned by subsidiaries and joint operation is as follows:

	Mining properties (i)
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	At December 31 2017	At December 31 2016
Éléonore	$1,590	$85	$—	$921	$2,596	$2,643
Musselwhite	292	16	28	171	507	477
Porcupine	398	440	—	139	977	872
Red Lake	520	457	198	221	1,396	2,260
Coffee	—	432	—	2	434	399
Peñasquito	3,760	1,031	1,859	1,202	7,852	7,603
Cerro Negro	1,255	56	830	770	2,911	3,166
Norte Abierto	—	546	—	2	548	—
Corporate and other	—	—	—	90	90	145

	$7,815	$3,063	$2,915	$3,518	$17,311	$17,565

(a)	Exploration, evaluation and project costs incurred by the Company during the years ended December 31 were as follows:

	2017	2016
Total exploration, evaluation and project expenditures	$114	$102
Less: amounts capitalized to mining interests	(52)	(68)

Total exploration, evaluation and project costs recognized in the Consolidated Statements of Earnings	$62	$34

(b)	Expenditures on mining interests include finance lease additions, capitalized borrowing costs and deposits on mining interests, and are net of investment tax credits and exclude capitalized reclamation and closure costs. The following is a reconciliation of capitalized expenditures on mining interests to expenditures on mining interests in the Consolidated Statements of Cash Flows:

	2017	2016
Capitalized expenditures on mining interests including associates and joint venture	$1,130	$684
Interest paid	(35)	(25)
(Increase) decrease in accrued expenditures	(20)	37

Expenditures on mining interests per Consolidated Statements of Cash Flows	$1,075	$696

(c)	Includes capitalized borrowing costs incurred during the years ended December 31 as follows:

	2017	2016
Red Lake - Cochenour	$23	$22
Norte Abierto Project	11	—
Porcupine - Borden Project	4	—
Peñasquito - Pyrite Leach Project	6	—
Other	2	1

	$46	$23

During the years ended December 31 2017 and 2016, the Company’s borrowings eligible for capitalization included its $1.0 billion notes, $1.5 billion notes, the revolving credit facility and the deferred payment obligation related to Norte Abierto (note 7(a)). All borrowing costs related to the deferred payment obligations were capitalized to the mining interests of Norte Abierto.

A reconciliation of total eligible borrowing costs incurred to total borrowing costs included in finance costs in the Consolidated Statements of Earnings is as follows:

	2017	2016
Total borrowing costs incurred	$111	$99
Less: amounts capitalized to mining interests	(46)	(23)

Total borrowing costs included in finance costs in the Consolidated Statements of Earnings	$65	$76

Weighted average rate used in capitalization of borrowing costs during year	3.84%	3.67%

(d)	A reconciliation of depreciation and depletion during the years ended December 31 to depreciation and depletion recognized in the Consolidated Statements of Earnings is as follows:

	2017	2016
Total depreciation and depletion	$1,008	$996
Less: amounts capitalized to mining interests	(5)	(11)
Changes in amounts allocated to ending inventories	(13)	39

Total depreciation and depletion recognized in the Consolidated Statements of Earnings	$990	$1,024

(e)	Removal of fully depreciated/depleted asset and disposals primarily includes the costs and accumulated depreciation/depletion of fully depreciated/depleted assets for closed sites that are no longer in use.
(f)	Transfers and other movements primarily represent the reallocation of costs between mining interest categories relating to the conversion of reserves, resources and exploration potential within mining interests, capitalized reclamation and closure costs, capitalized depreciation, and the reclassification of non-depletable to depletable mining properties.
(g)	At December 31, 2017, assets not yet ready for intended use, and therefore not yet being depreciated, included in the carrying amount of plant and equipment amounted to $512 million (December 31, 2016 – $309 million).
(h)	At December 31, 2017, finance leases included in the carrying amount of plant and equipment amounted to $278 million (December 31, 2016 – $299 million) (note 24).
(i)	Certain of the mining properties in which the Company has interests are subject to royalty arrangements based on their net smelter returns (“NSR“s), modified NSRs, net profits interest (“NPI”), net earnings, and/or gross revenues. Royalties are expensed at the time of sale of gold and other metals. For the year ended December 31, 2017, royalties included in production costs amounted to $78 million (2016 – $69 million) (note 10). At December 31, 2017, the significant royalty arrangements of the Company and its associates, joint venture and joint operation were as follows:

Mining properties:	Royalty arrangements

Musselwhite	1.25 – 5% NPI

Éléonore	2.2 – 3.5% of NSR

Peñasquito	2% of NSR and 0.5% of gross income on sale of gold and silver

Cerro Negro	3% of modified NSR and 1% of net earnings

Alumbrera	3% of modified NSR plus 20 – 30% of net proceeds after capital recovery and changes in working capital

Pueblo Viejo	3.2% of NSR

NuevaUnión	1.5% – 2% modified NSR on portions of the property and 2% NPI

Coffee	2% of NSR

Norte Abierto	3.08% NSR on the Caspiche property; Goldcorp to pay 1.25% gross royalty on Cerro Casale and Quebrada Seca (note 7(a))